FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Jun. 08, 2021
Disclosure of Financial Assets and Liabilities [Line Items]
Cash	$ 16,633	$ 53,641
Current financial assets at fair value through profit or loss [abstract]	0
Non-current investments other than investments accounted for using equity method	0	242
Current Contingent Liabilities Recognised In Business Combination	0	2,646
Trade and other current payables		5,262
Financial assets, measured at fair value: | Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets			$ 250
Financial assets, measured at amortized cost: | Accounts receivable
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 42	$ 28